Significant Accounting Policies - Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	$ 0	$ 24,521,000	$ 165,619,000
Additions	24,408,000		23,435,000
Exercised			(32,179,000)
Changes in fair value	141,211,000		(132,354,000)
Outstanding, ending	165,619,000		24,521,000
Embedded Derivative Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	0	848,000
Additions	223,000		0
Exercised			(260,000)
Changes in fair value	625,000		(588,000)
Outstanding, ending	848,000		0
June 2024 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	0	5,334,000
Additions	283,000
Exercised			(1,054,000)
Changes in fair value	5,051,000		(4,280,000)
Outstanding, ending	5,334,000		0
November 2024 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	0	12,468,000
Additions	664,000
Exercised			(2,079,000)
Changes in fair value	11,804,000		(10,389,000)
Outstanding, ending	12,468,000		0
Pre-funded Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	0	52,682,000
Additions	5,085,000		0
Exercised			(10,229,000)
Changes in fair value	47,597,000		(42,453,000)
Outstanding, ending	52,682,000		0
Common Stock Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	0	94,287,000
Additions	18,153,000		0
Exercised			(18,557,000)
Changes in fair value	76,134,000		(75,730,000)
Outstanding, ending	94,287,000		0
Private Placement Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Outstanding, beginning	0	24,521,000	0
Additions	0	0	23,435,000
Exercised		(17,758,000)	0
Changes in fair value	0	(6,763,000)	1,086,000
Outstanding, ending	$ 0	$ 0	$ 24,521,000